BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended									12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Short-term bank loans, including long-term bank loans reclassified as short-term bank loans	Dec. 31, 2011 Short-term bank loans, including long-term bank loans reclassified as short-term bank loans	Mar. 31, 2011 Short-term bank loans, including long-term bank loans reclassified as short-term bank loans	Dec. 31, 2012 Loans received in connection with bills receivable discounted with recourse	Dec. 31, 2011 Loans received in connection with bills receivable discounted with recourse	Dec. 31, 2012 Long-term bank loans	Dec. 31, 2011 Long-term bank loans	Dec. 31, 2010 Long-term bank loans	Dec. 31, 2009 Long-term bank loans	Jun. 30, 2010 Long-term bank loans	Dec. 31, 2012 Secured Loans	Dec. 31, 2011 Secured Loans	Dec. 31, 2012 Unsecured Loans	Dec. 31, 2011 Unsecured Loans	Dec. 31, 2012 Overseas subsidiary Long-term bank loans
BORROWINGS
Borrowings	$ 802,897	$ 852,895		$ 743,833	$ 714,310		$ 43,154	$ 38,916	$ 15,910	$ 99,669				$ 730,014	$ 781,444	$ 72,883	$ 71,451
Less: amount due for settlement within 12 months (shown under current liabilities)	(786,987)	(773,541)		(210,920)	(261,697)
Amount due for settlement after 12 months	15,910	79,354		210,920
Long-term bank loans reclassified as short-term bank loans				311,125	282,012
Interest rate, minimum (as a percent)				3.00%
Interest rate, maximum (as a percent)				12.00%
Amount by which entity agreed to enhance capital of subsidiary by March 31, 2011						15,000
Maturities of loans, maximum							1 year
Aggregated amount of loan				470,894						168,854	67,646	196,391
Amount of unsecured loans												175,742
Assets pledged to secure term loan													20,649
Repayment of loan									35,136
Principal payments for all long-term loans for the next five years
2014	15,910
Total long-term bank loans	15,910
Maximum premium as a percentage of benchmark interest rate announced by the People's Bank of China									30.00%	30.00%
Description of variable rate basis																		SIBOR
Additional interest rate added to reference rate and margin (as a percent)																		2.50%
Interest cost capitalized	$ 12,657	$ 15,430	$ 7,831